Segmented Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented Information [Abstract]
Segmented Information

20.    Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment are made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal, and medical cannabis cultivation activities which were undertaken at Bophelo Bio Science & Wellness (Pty) Ltd. in Lesotho up until the loss of control event which occurred in July 2022 when the liquidation of Bophelo Bio Science and Wellness (Pty) Ltd was ordered by the High Court of Lesotho (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom. Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal and Lesotho (up until the loss of control event described in note 5) which fall under the cultivation segment are focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom, which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at June 30, 2023 and December 31, 2022 and profit or loss from each segment for the six months ended June 30, 2023 and 2022:

	As at June 30, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$35,060,640	$706,704	$740,212	$36,507,556
Reportable segment liabilities	7,375,430	1,214,129	6,268,954	14,858,513
	As at December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,392,401	$819,376	$785,000	$38,996,777
Reportable segment liabilities	6,961,243	1,146,980	3,988,393	12,096,616
	For the six months ended June 30, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$1,268,702	$128,741	$—	$1,397,443
Intersegment revenues	—	—	—	—
Other income	107,110	8,974	51,659	167,743
Finance income	—	20	—	20
Finance expense	(175,616)	(8,033)	(40,809)	(224,458)
Depreciation & amortization	2,045,307	1,898	102,840	2,150,045
Discontinued operations	—	—	—	—
Reportable segment loss	(3,223,676)	(337,238)	(2,316,968)	(5,877,882)
	For the six months ended June 30, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$57,516	$15,580	$—	$73,096
Intersegment revenues	—	—	—	—
Other income (expense)	12,760,356	(6,600)	(646,494)	12,107,262
Finance income	—	747	—	747
Finance expense	(23,177)	(52)	(13,377)	(36,606)
Depreciation & amortization	1,511,138	—	—	1,511,138
Discontinued operations	(3,747,034)	—	—	(3,747,034)
Reportable segment loss	(5,744,346)	(6,867,849)	(1,470,241)	(2,593,744)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2023 and 2022, and assets and liabilities as at June 30, 2023 and December 31, 2022:

	For the six months ended June 30, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$1,268,702	$128,741	$—	$1,397,443
Elimination of inter segment revenue	—	—	—	—
Total revenue	$1,268,702	$128,741	$—	$1,397,443
	For the six months ended June 30, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$57,516	$15,580	$—	$73,096
Elimination of inter segment revenue	—	—	—	—
Total revenue	$57,516	$15,580	$—	$73,096
	For the six months ended June 30, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(3,223,676)	$(337,238)	$(2,316,968)	$(5,877,882)
Total loss on discontinued operations	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(3,223,676)	$(337,238)	$(2,316,968)	$(5,877,882)
	For the six months ended June 30, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290
Total loss on discontinued operations	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290
	As at June 30, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$35,060,640	$19,837,704	$13,869,424	$68,767,768
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$35,060,640	$706,704	$740,212	$36,507,556
	As at December 31, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,392,401	$19,950,376	$13,914,212	$71,256,989
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$37,392,401	$819,376	$785,000	$38,996,777
	As at June 30, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$17,477,967	$30,917,933	$(24,557,990)	$23,837,910
Elimination of inter segment liabilities	(10,102,537)	(29,703,804)	30,826,944	(8,979,397)
Entity’s liabilities	$7,375,430	$1,214,129	$6,268,954	$14,858,513
	As at December 31, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,032,790	$29,335,641	$(26,121,029)	$19,247,402
Elimination of inter segment liabilities	(9,071,547)	(28,188,661)	30,109,422	(7,150,786)
Entity’s liabilities	$6,961,243	$1,146,980	$3,988,393	$12,096,616

21.    Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment are made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal, and medical cannabis cultivation activities which were undertaken at Bophelo Bio Science & Wellness (Pty) Ltd. in Lesotho up until the loss of control event which occurred in July 2022 when the liquidation of Bophelo Bio Science and Wellness (Pty) Ltd was ordered by the High Court of Lesotho (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom. Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal and Lesotho (up until the loss of control event described in note 5) which fall under the cultivation segment are focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom, which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at December 31, 2022 and 2021 and profit or loss from each segment for the years ended December 31, 2022 and 2021:

Financial statement line item:	As at December 31, 2022
	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,392,401	$819,376	$785,000	$38,996,777
Reportable segment liabilities	6,961,243	1,146,980	3,988,393	12,096,616
Financial statement line item:	As at December 31, 2021
	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,273	$3,716,771	$201,959	$8,046,003
Reportable segment liabilities	3,020,730	323,129	6,903,926	10,247,425
Financial statement line item:	For the year ended December 31, 2022
	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$2,517,904	$101,778	$—	$2,619,682
Intersegment revenues	—	—	—	—
Other income (expense)	13,348,562	(3,532)	(1,289,652)	12,055,378
Finance income	—	886	—	886
Finance expense	(84,686)	(49)	(30,589)	(115,324)
Depreciation & amortization	3,507,013	2,546	88,764	3,598,323
Discontinued operations	(3,422,225)	—	—	(3,422,225)
Reportable segment income (loss)	3,974,069	(8,089,036)	(7,542,707)	(11,657,674)
Financial statement line item:	For the year ended December 31, 2021
	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$41,431	$—	$41,431
Intersegment revenues	—	—	—	—
Other expense	—	55	—	55
Finance income	—	90	—	90
Finance expense	—	—	10,509	10,509
Depreciation & amortization	—	478	—	478
Discontinued operations	(5,657,494)	—	—	(5,657,494)
Reportable segment loss	(5,331,601)	(1,775,923)	(1,023,673)	(8,131,197)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss, assets and liabilities as at December 31, 2022 and 2021, and for the years ended December 31, 2022 and 2021:

Revenues	For the year ended December 31, 2022
	Cultivation	Distribution	Corporate	Total
Total revenues	$2,517,904	$101,778	$—	$2,619,682
Elimination of inter segment revenue	—	—	—	—
Total revenue	$2,517,904	$101,778	$—	$2,619,682
Revenues	For the year ended December 31, 2021
	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$41,431	$—	$41,431
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$41,431	$—	$41,431
Loss	For the year ended December 31, 2022
	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$7,396,294	$(8,089,036)	$(7,542,707)	$(8,235,449)
Total loss on discontinued operations	(3,422,225)	—	—	(3,422,225)
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$3,974,069	$(8,089,036)	$(7,542,707)	$(11,657,674)
Loss	For the year ended December 31, 2021
	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$325,893	$(1,775,923)	$(1,023,673)	$(2,473,703)
Total loss on discontinued operations	(5,657,494)	—	—	(5,657,494)
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(5,331,601)	$(1,775,923)	$(1,023,673)	$(8,131,197)
Assets	As at December 31, 2022
	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,392,401	$19,950,376	$13,914,212	$71,256,989
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$37,392,401	$819,376	$785,000	$38,996,777
Assets	As at December 31, 2021
	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,127,273	$4,082,801	$26,027,087	$34,237,881
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Segments’ assets	$4,127,273	$3,716,771	$201,959	$8,046,003
Liabilities	As at December 31, 2022
	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,032,790	$29,335,641	$(26,121,029)	$19,247,402
Elimination of inter segment liabilities	(9,071,547)	(28,188,661)	30,109,422	(7,150,786)
Entity’s liabilities	$6,961,243	$1,146,980	$3,988,393	$12,096,616
Liabilities	As at December 31, 2021
	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$10,602,945	$5,437,189	$(5,880,163)	$10,160,956
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	12,784,089	86,469
Entity’s liabilities	$3,020,370	$323,129	$6,903,926	$10,247,425

18.    Segmented info

The Company has three reportable segments: Cultivation, Distribution & Corporate. The cultivation is done in Lesotho at Bophelo Bio Science & Wellness Pty Ltd. The distribution is done by Canmart Ltd. in the UK and the corporate segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by the management on the basis that these are strategic business units that offer different products & services. The business unit in Lesotho under the cultivation segment is in the process of cultivation of cannabis biomass and cannabis based medical products, the business unit in the UK under the distribution segments offers sales and distribution of cannabis based medical products. The corporate segment offers management and treasury services within the group companies. They are managed separately as each business requires different strategy and technology.

Set out below is information about the assets and liabilities as at December 31, 2021 and 2020 and profit or loss from each segment for the years ended December 31, 2021, 2020 and 2019:

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,138	$3,716,771	$205,797	$8,043,909
Reportable segment liabilities	3,020,730	323,129	6,899,644	10,243,143
	As at December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,253,676	$19,664	$—	$4,273,340
Reportable segment liabilities	9,305,736	1,024	—	9,306,760
	For the year ended December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$41,431	$—	$41,431
Intersegment revenues	—	—	—	—
Other income	—	55	—	55
Finance income	26,659	90	—	26,749
Finance expense	1,082,372	—	10,509	1,092,881
Depreciation & amortization	308,544	478	—	309,022
Reportable segment loss	(5,331,600)	(1,775,923)	(1,019,823)	(8,127,347)
	For the year ended December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$2,062	$—	$2,062
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	10,187	1	—	10,188
Finance expense	645,162	—	—	645,162
Depreciation & amortization	248,743	—	—	248,743
Reportable segment loss	(2,298,310)	(2,261)	—	(2,300,571)
	For the year ended December 31, 2019
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$—	$—	$—
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	399	2	—	401
Finance expense	493,807	—	—	493,807
Depreciation & amortization	198,824	—	—	198,824
Reportable segment loss	(1,394,611)	(30)	—	(1,394,641)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss, assets and liabilities as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$41,431	$—	$41,431
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$41,431	$—	$41,431
	For the year ended December 31, 2020
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$2,062	$—	$2,062
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$2,062	$—	$2,062
For the year ended December 31, 2019
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$—	$—	$—
Elimination of inter segment Revenue	—	—	—	—
Total revenue	$—	$—	$—	$—
	For the year ended December 31, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)
	For the year ended December 31, 2020
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(2,298,310)	$(2,261)	$—	$(2,300,571)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(2,298,310)	$(2,261)	$—	$(2,300,571)
	For the year ended December 31, 2019
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(1,394,611)	$(30)	$—	$(1,394,641)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(1,394,611)	$(30)	$—	$(1,394,641)
	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,127,138	$4,082,801	$26,025,848	$34,235,787
Other assets	—	—	—	—
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Entity’s assets	$4,127,138	$3,716,771	$200,000	$8,043,909
	As at December 31, 2020
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,253,676	$19,664	$—	$4,273,340
Other assets	—	—	—	—
Elimination of inter segment assets	—	—	—	—
Entity’s assets	$4,253,676	$19,664	$—	$4,273,340
	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$10,602,945	$5,437,189	$6,899,644	$22,939,779
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	—	(12,696,635)
Entity’s liabilities	$3,020,730	$323,129	$6,899,644	$10,243,144
	As at December 31, 2020
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$9,305,736	$1,024	$—	$9,306,760
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	—	—	—	—
Entity’s liabilities	$9,305,736	$1,024	$—	$9,306,760

The Company has identified only three operating segments as disclosed above. The activities of two other subsidiary companies namely Cannahealth and Bophelo H are to hold the investments within the group companies. Therefore, there profit or loss, assets and liabilities are not included in the above segment information.